Share - Based Compensation (Tables)	12 Months Ended
Jun. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the performance shares and restricted stock activity

		Weighted-Average
June 30, 2011		Grant-Date
(Share amounts in thousands)	Shares	Fair Value

Nonvested, beginning of year	156	$20.67
Granted	66	29.27
Vested

Nonvested, end of year	222	$23.23

		Weighted-Average
June 30, 2011		Grant-Date
(Share amounts in thousands)	Shares	Fair Value

Nonvested, beginning of year	104	$21.41
Granted	85	30.31
Vested	(27)	22.13

Nonvested, end of year	162	$25.97

Schedule of share based compensation expense

Year Ended June 30,	2011	2010	2009

SARs and options	$2,473	$3,020	$3,702
Performance shares	1,705	1,076
Restricted stock and RSUs	1,453	1,029	392

Total compensation costs under award programs	$5,631	$5,125	$4,094

Weighted-average assumptions used for SARs and stock option grants issued

	2011	2010	2009

Expected life, in years	5.1	5.5	5.5
Risk free interest rate	1.6%	2.4%	2.9%
Dividend yield	2.5%	2.5%	2.2%
Volatility	46.2%	52.2%	48.4%
Per share fair value of SARs and stock options granted during the year	$9.78	$8.45	$10.31

Summary of SARs and stock option activity

June 30, 2011		Weighted-Average
(Share amounts in thousands)	Shares	Exercise Price

Outstanding, beginning of year	2,400	$18.19
Granted	227	29.60
Exercised	(822)	11.50
Forfeited	(1)	20.99

Outstanding, end of year	1,804	$22.68

Exercisable at end of year	1,169	$21.03